UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (27.1%)
[2]	Federal Home Loan Bank Discount Notes	2.201%	12/4/18	75,294	75,280
[2]	Federal Home Loan Bank Discount Notes	2.201%	12/5/18	1,000,000	999,756
[2]	Federal Home Loan Bank Discount Notes	2.202%	12/7/18	1,000,000	999,634
	United States Treasury Bill	2.193%–2.196%	12/11/18	950,000	949,422
	United States Treasury Bill	2.217%–2.267%	12/26/18	3,500,000	3,494,588
	United States Treasury Bill	2.308%	1/15/19	1,000,000	997,125
	United States Treasury Bill	2.313%–2.316%	1/22/19	2,000,000	1,993,338
	United States Treasury Bill	2.204%	2/7/19	1,500,000	1,493,823
	United States Treasury Bill	2.204%–2.354%	2/14/19	3,000,000	2,985,708
	United States Treasury Bill	2.359%	2/21/19	3,000,000	2,983,976
	United States Treasury Bill	2.384%	2/28/19	3,000,000	2,982,422
	United States Treasury Bill	2.332%–2.339%	3/21/19	2,500,000	2,482,371
	United States Treasury Bill	2.481%	5/9/19	3,000,000	2,967,538
	United States Treasury Bill	2.496%	5/16/19	2,000,000	1,977,267
	United States Treasury Bill	2.486%	5/23/19	2,000,000	1,976,405
	United States Treasury Bill	2.506%	5/30/19	1,500,000	1,481,438
Total U.S. Government and Agency Obligations (Cost $30,840,091)					30,840,091
Commercial Paper (37.3%)
Bank Holding Company (0.2%)
[3]	ABN Amro Funding USA LLC	2.369%	12/3/18	92,110	92,098
[3]	ABN Amro Funding USA LLC	2.359%–2.369%	1/4/19	52,750	52,633
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New York Branch)	2.318%	12/6/18	56,000	55,982
					200,713
Finance—Auto (0.9%)
	Toyota Motor Credit Corp.	2.369%	12/5/18	63,750	63,734
	Toyota Motor Credit Corp.	2.369%	12/6/18	63,750	63,729
[4]	Toyota Motor Credit Corp.	2.456%	12/17/18	198,000	198,000
[4]	Toyota Motor Credit Corp.	2.456%	12/17/18	198,000	198,000
[4]	Toyota Motor Credit Corp.	2.540%	12/17/18	133,000	133,000
[3,4]	Toyota Motor Credit Corp.	2.595%	12/27/18	135,000	135,000
[4]	Toyota Motor Credit Corp.	2.587%	12/28/18	198,000	198,000
					989,463
Foreign Banks (25.1%)
[3]	Australia & New Zealand Banking Group Ltd.	2.399%	12/5/18	122,750	122,718
[3,4]	Australia & New Zealand Banking Group Ltd.	2.438%	12/6/18	495,000	495,000
[3,4]	Australia & New Zealand Banking Group Ltd.	2.528%	12/6/18	150,000	150,000
[3,4]	Australia & New Zealand Banking Group Ltd.	2.566%	12/7/18	65,000	65,000
[3,4]	Australia & New Zealand Banking Group Ltd.	2.524%	12/10/18	120,000	120,000
[3]	Australia & New Zealand Banking Group Ltd.	2.429%	12/14/18	178,500	178,345
[3,4]	Australia & New Zealand Banking Group Ltd.	2.557%	12/14/18	65,000	65,000
[3,4]	Australia & New Zealand Banking Group Ltd.	2.655%	12/21/18	600,000	600,000
[3]	Australia & New Zealand Banking Group Ltd.	2.368%	1/7/19	42,175	42,073
[3]	Australia & New Zealand Banking Group Ltd.	2.420%	2/25/19	500,000	497,145
[3,4]	Bank of Nova Scotia	2.554%	12/4/18	148,750	148,750
[3,4]	Bank of Nova Scotia	2.444%	12/13/18	120,000	120,000
[3,4]	Bank of Nova Scotia	2.557%	12/17/18	500,000	500,000
[3,4]	Bank of Nova Scotia	2.463%	12/18/18	423,500	423,500
[3,4]	Bank of Nova Scotia	2.553%	12/18/18	506,000	506,000

[3,4]	Bank of Nova Scotia	2.585%	12/24/18	230,000	230,000
[3,4]	Bank of Nova Scotia	2.475%	12/27/18	200,000	200,000
[3,4]	Bank of Nova Scotia	2.487%	12/28/18	126,000	126,000
[3,4]	Bank of Nova Scotia	2.487%	12/28/18	163,000	163,000
[3,4]	Bank of Nova Scotia	2.585%	12/28/18	91,000	91,000
[3,4]	Canadian Imperial Bank of Commerce	2.584%	12/11/18	434,000	434,000
[3,4]	Canadian Imperial Bank of Commerce	2.543%	12/18/18	500,000	500,000
[3,4]	Commonwealth Bank of Australia	2.615%	12/4/18	135,000	135,000
[3,4]	Commonwealth Bank of Australia	2.528%	12/6/18	90,000	90,000
[3,4]	Commonwealth Bank of Australia	2.566%	12/7/18	222,750	222,750
[3,4]	Commonwealth Bank of Australia	2.567%	12/10/18	247,500	247,500
[3,4]	Commonwealth Bank of Australia	2.627%	12/10/18	247,000	247,000
[3,4]	Commonwealth Bank of Australia	2.524%	12/13/18	98,750	98,750
[3,4]	Commonwealth Bank of Australia	2.520%	12/17/18	64,000	63,995
[3,4]	Commonwealth Bank of Australia	2.689%	12/24/18	135,000	134,993
[3,4]	Commonwealth Bank of Australia	2.645%	12/27/18	584,000	584,000
[3,4]	Commonwealth Bank of Australia	2.685%	12/27/18	198,000	197,990
	Credit Suisse AG (New York Branch)	2.668%	2/1/19	1,000,000	995,436
[3]	DNB Bank ASA	2.400%	1/14/19	220,000	219,360
[3,4]	HSBC Bank plc	2.584%	12/12/18	43,000	43,000
[3,4]	HSBC Bank plc	2.752%	12/18/18	550,000	550,000
[3,4]	HSBC Bank plc	2.575%	12/27/18	341,000	341,000
[3,4]	HSBC Bank plc	2.665%	12/27/18	238,000	238,011
[3,4]	HSBC Bank plc	2.609%	12/31/18	414,000	414,000
[3,4]	HSBC Bank plc	2.559%	1/2/19	239,000	239,000
[3]	HSBC Bank plc	2.568%	1/3/19	276,000	275,989
	ING US Funding LLC	2.328%–2.331%	12/21/18	500,000	499,358
	ING US Funding LLC	2.328%	12/24/18	99,035	98,889
	ING US Funding LLC	2.329%	12/27/18	68,095	67,981
	Lloyds Bank plc	2.409%	12/4/18	148,500	148,471
[4]	Lloyds Bank plc	2.566%	12/7/18	500,000	500,000
[4]	Lloyds Bank plc	2.456%	12/17/18	50,000	50,000
	Lloyds Bank plc	2.430%	12/21/18	584,000	583,221
[4]	Lloyds Bank plc	2.450%	12/21/18	133,500	133,500
	Lloyds Bank plc	2.440%	12/24/18	147,500	147,273
[4]	Lloyds Bank plc	2.446%	12/24/18	99,000	99,000
	Lloyds Bank plc	2.450%	1/7/19	49,500	49,377
[3,4]	National Australia Bank Ltd.	2.454%	12/5/18	449,500	449,500
[3,4]	National Australia Bank Ltd.	2.455%	12/10/18	449,500	449,500
[3,4]	National Australia Bank Ltd.	2.484%	12/12/18	200,000	200,000
[3,4]	National Australia Bank Ltd.	2.473%	12/17/18	335,000	335,000
[3,4]	National Australia Bank Ltd.	2.480%	12/17/18	65,000	65,000
[3,4]	National Australia Bank Ltd.	2.603%	12/17/18	343,000	343,000
[3,4]	National Australia Bank Ltd.	2.494%	1/3/19	483,000	483,000
[3]	Nederlandse Waterschapsbank NV	2.216%	12/3/18	698,000	697,914
[3]	Nederlandse Waterschapsbank NV	2.206%–2.211%	12/5/18	250,000	249,939
[3]	Nederlandse Waterschapsbank NV	2.201%–2.206%	12/7/18	500,000	499,816
[3]	NRW Bank	2.201%	12/3/18	337,000	336,959
[3]	NRW Bank	2.201%	12/4/18	168,000	167,969
[3]	NRW Bank	2.201%	12/5/18	536,000	535,869
[3]	NRW Bank	2.201%	12/6/18	536,000	535,836
[3]	NRW Bank	2.201%	12/7/18	337,000	336,876
[3,4]	Royal Bank of Canada	2.695%	12/31/18	178,000	178,000
[3,4]	Royal Bank of Canada	2.638%	1/2/19	595,000	595,000
	Santander UK plc	2.592%	2/13/19	495,000	492,385
	Santander UK plc	2.755%	3/11/19	404,000	400,936
[3]	Societe Generale SA	2.171%	12/3/18	333,000	332,960

[3]	Sumitomo Mitsui Banking Corporation	2.725%	2/22/19	330,000	327,946
[3]	Sumitomo Mitsui Banking Corporation	2.766%	3/6/19	200,000	198,554
[3]	Sumitomo Mitsui Banking Corporation	2.761%	3/11/19	159,000	157,792
[3]	Sumitomo Mitsui Banking Corporation	2.766%	3/20/19	200,000	198,341
[3]	Svenska Handelsbanken AB	2.435%	1/4/19	150,000	149,659
[3]	Svenska Handelsbanken AB	2.474%	3/15/19	82,887	82,303
	Swedbank AB	2.339%	12/3/18	25,975	25,972
	Swedbank AB	2.287%	12/4/18	41,000	40,992
	Swedbank AB	2.450%	12/24/18	88,000	87,864
	Swedbank AB	2.419%	2/11/19	150,000	149,283
	Swedbank AB	2.552%	3/25/19	72,000	71,425
	Swedbank AB	2.552%	3/26/19	109,000	108,123
	Swedbank AB	2.552%	3/27/19	145,000	143,823
	Swedbank AB	2.553%	3/28/19	145,000	143,812
	Swedbank AB	2.553%	3/29/19	29,000	28,760
[3,4]	Toronto-Dominion Bank	2.544%	12/5/18	208,000	208,000
[3,4]	Toronto-Dominion Bank	2.616%	12/7/18	125,000	125,000
[3,4]	Toronto-Dominion Bank	2.646%	12/7/18	200,000	200,000
[3,4]	Toronto-Dominion Bank	2.686%	12/7/18	500,000	500,000
[3,4]	Toronto-Dominion Bank	2.495%	12/10/18	440,000	440,000
[3,4]	Toronto-Dominion Bank	2.524%	12/10/18	320,000	320,000
[3,4]	Toronto-Dominion Bank	2.525%	12/10/18	450,000	450,000
[3,4]	Toronto-Dominion Bank	2.587%	12/10/18	200,000	200,000
[3,4]	Toronto-Dominion Bank	2.524%	12/12/18	350,000	350,000
[3,4]	Toronto-Dominion Bank	2.603%	12/19/18	15,000	15,000
[3,4]	Toronto-Dominion Bank	2.647%	12/28/18	215,000	215,000
[3,4]	Westpac Banking Corp.	2.517%	12/10/18	100,000	100,000
[3,4]	Westpac Banking Corp.	2.534%	12/10/18	340,000	340,000
[3,4]	Westpac Banking Corp.	2.630%	12/10/18	215,000	214,990
[3,4]	Westpac Banking Corp.	2.618%	12/12/18	366,500	366,500
[3,4]	Westpac Banking Corp.	2.514%	12/13/18	324,250	324,242
[3,4]	Westpac Banking Corp.	2.614%	12/13/18	153,000	153,000
[3,4]	Westpac Banking Corp.	2.513%	12/19/18	170,000	170,000
[3,4]	Westpac Banking Corp.	2.545%	12/24/18	83,000	82,998
[3,4]	Westpac Banking Corp.	2.535%	12/27/18	385,000	385,000
[3,4]	Westpac Banking Corp.	2.637%	12/28/18	395,000	394,982
					28,647,195
Foreign Governments (7.3%)
[3]	Alberta (Province Of)	2.428%	12/20/18	137,000	136,805
[3]	Alberta (Province Of)	2.430%–2.440%	1/7/19	158,500	158,108
[3]	Alberta (Province Of)	2.439%	1/10/19	64,500	64,327
[3]	Alberta (Province Of)	2.419%–2.429%	1/22/19	84,250	83,958
[3]	Alberta (Province Of)	2.420%	1/30/19	59,500	59,263
[3]	Alberta (Province Of)	2.808%–2.819%	5/1/19	152,000	150,233
[3]	Alberta (Province Of)	2.820%	5/8/19	80,000	79,024
[3]	Alberta (Province Of)	2.831%	5/13/19	99,000	97,749
[3]	Alberta (Province Of)	2.910%	5/24/19	198,000	195,285
	BNG Bank NV	2.211%	12/4/18	1,713,000	1,712,685
[3]	CDP Financial Inc.	2.301%	12/5/18	150,000	149,962
[3]	CDP Financial Inc.	2.409%	12/17/18	162,950	162,778
[3]	CDP Financial Inc.	2.428%	12/18/18	102,300	102,184
[3]	CDP Financial Inc.	2.427%	12/19/18	44,500	44,447
[3]	CDP Financial Inc.	2.399%	2/1/19	49,750	49,547
[3]	CDP Financial Inc.	2.433%	2/7/19	53,980	53,734
[3]	CDP Financial Inc.	2.818%	5/1/19	201,000	198,656
[5]	CPPIB Capital Inc.	2.319%	1/3/19	100,000	99,789
[5]	CPPIB Capital Inc.	2.378%	1/7/19	129,750	129,435

[5]	CPPIB Capital Inc.	2.378%	1/9/19	64,750	64,584
[5]	CPPIB Capital Inc.	2.410%	1/22/19	130,250	129,800
	Export Development Canada	2.400%	1/3/19	66,250	66,105
	Export Development Canada	2.390%	1/4/19	132,500	132,203
	Export Development Canada	2.401%	1/8/19	66,250	66,084
	Export Development Canada	2.408%–2.425%	2/1/19	128,761	128,230
	Export Development Canada	2.410%	2/12/19	198,000	197,042
	Export Development Canada	2.425%	2/13/19	90,904	90,456
	Export Development Canada	2.420%	3/1/19	94,000	93,438
	Export Development Canada	2.421%	3/4/19	198,000	196,777
	Export Development Canada	2.410%	3/5/19	133,750	132,919
	Export Development Canada	2.410%	3/6/19	99,000	98,378
	Export Development Canada	2.440%	3/7/19	81,750	81,225
	Export Development Canada	2.585%	4/2/19	314,000	311,287
	Export Development Canada	2.505%	4/8/19	99,000	98,131
	Export Development Canada	2.506%	4/9/19	49,500	49,062
	Export Development Canada	2.536%	4/10/19	49,500	49,053
	Export Development Canada	2.536%	4/11/19	99,000	98,099
	Export Development Canada	2.640%	5/1/19	143,750	142,182
	Export Development Canada	2.640%	5/2/19	29,000	28,682
	Export Development Canada	2.640%	5/3/19	14,500	14,340
[5]	Ontario Teachers’ Finance Trust	2.410%–2.431%	12/4/18	74,000	73,985
[5]	Ontario Teachers’ Finance Trust	2.431%	12/18/18	25,000	24,972
[5]	Ontario Teachers’ Finance Trust	2.496%	1/17/19	25,000	24,920
[5]	Ontario Teachers’ Finance Trust	2.406%–2.487%	2/8/19	199,150	198,221
[5]	Ontario Teachers’ Finance Trust	2.484%	3/1/19	147,100	146,199
[5]	Ontario Teachers’ Finance Trust	2.452%	3/8/19	49,500	49,177
[5]	Ontario Teachers’ Finance Trust	2.539%	3/13/19	69,250	68,759
[5]	Ontario Teachers’ Finance Trust	2.471%–2.502%	3/18/19	58,250	57,825
[5]	Ontario Teachers’ Finance Trust	2.562%	3/29/19	34,750	34,463
[5]	Ontario Teachers’ Finance Trust	2.589%	4/8/19	59,750	59,208
[5]	Ontario Teachers’ Finance Trust	2.659%	4/29/19	25,750	25,471
[5]	Ontario Teachers’ Finance Trust	2.701%	5/6/19	25,000	24,712
[5]	Ontario Teachers’ Finance Trust	2.879%	5/28/19	46,000	45,355
[5]	Ontario Teachers’ Finance Trust	2.855%	6/11/19	109,000	107,366
[5]	PSP Capital Inc.	2.379%	1/7/19	148,500	148,141
[5]	PSP Capital Inc.	2.410%–2.430%	1/22/19	148,000	147,488
[5]	PSP Capital Inc.	2.420%	2/27/19	99,000	98,422
[5]	PSP Capital Inc.	2.470%	3/11/19	99,000	98,329
[5]	PSP Capital Inc.	2.470%	3/12/19	133,750	132,834
[5]	PSP Capital Inc.	2.470%	3/13/19	49,500	49,158
[5]	PSP Capital Inc.	2.470%	3/14/19	99,000	98,309
[5]	PSP Capital Inc.	2.481%	3/18/19	100,000	99,272
[5]	PSP Capital Inc.	2.481%	3/19/19	100,000	99,265
[5]	PSP Capital Inc.	2.593%–2.712%	4/2/19	64,250	63,677
[3]	State of the Netherlands	2.201%	12/4/18	339,500	339,438
					8,311,012
Foreign Industrial (2.4%)
[3]	BASF SE	2.363%–2.394%	12/27/18	584,250	583,254
[3]	Nestle Capital Corp.	2.378%	12/10/18	99,000	98,942
[3]	Nestle Capital Corp.	2.389%	12/11/18	117,750	117,673
[3]	Nestle Capital Corp.	2.410%	1/8/19	198,000	197,502
[3]	Nestle Capital Corp.	2.409%	1/9/19	99,000	98,745
[3]	Nestle Capital Corp.	2.409%	2/11/19	396,000	394,115
[3]	Nestle Capital Corp.	2.583%	4/4/19	148,500	147,196
[3]	Nestle Capital Corp.	2.583%	4/8/19	200,000	198,187
	Nestle Finance International Ltd.	2.201%	12/5/18	196,300	196,252

	Nestle Finance International Ltd.	2.429%	2/15/19	99,000	98,498
	Nestle Finance International Ltd.	2.429%–2.430%	2/20/19	297,750	296,142
[3]	Total Capital Canada Ltd.	2.211%	12/4/18	196,700	196,664
	Toyota Credit Canada Inc.	2.819%	5/16/19	49,500	48,865
	Toyota Credit Canada Inc.	2.918%	6/10/19	33,500	32,990
	Toyota Credit Canada Inc.	2.919%	6/11/19	33,500	32,987
					2,738,012
Industrial (1.4%)
[3]	Apple Inc.	2.221%	12/4/18	69,000	68,987
[3]	Apple Inc.	2.241%	12/10/18	116,500	116,435
[3]	Apple Inc.	2.367%	1/2/19	237,500	237,006
[3]	Apple Inc.	2.345%–2.355%	1/8/19	237,500	236,917
[3]	Apple Inc.	2.346%	1/23/19	64,250	64,031
[3]	Apple Inc.	2.357%	1/28/19	118,000	117,557
[3]	Colgate-Palmolive Co.	2.231%	12/3/18	39,900	39,895
[3]	Colgate-Palmolive Co.	2.221%	12/5/18	24,500	24,494
	Exxon Mobil Corp.	2.231%	12/3/18	124,000	123,985
	Exxon Mobil Corp.	2.211%	12/5/18	99,000	98,976
[3]	John Deere Canada ULC	2.727%	2/11/19	89,224	88,740
[3]	Kimberly-Clark Corp	2.221%	12/6/18	53,900	53,883
[3]	Novartis Finance Corp.	2.190%	12/3/18	35,000	34,996
[3]	Novartis Finance Corp.	2.241%	12/5/18	40,000	39,990
[3]	Novartis Finance Corp.	2.261%	12/6/18	100,000	99,969
[3]	Walmart Inc.	2.231%	12/4/18	67,000	66,987
[3]	Walmart Inc.	2.231%–2.251%	12/5/18	77,000	76,981
					1,589,829
Total Commercial Paper (Cost $42,476,224)					42,476,224
Certificates of Deposit (34.4%)
Domestic Banks (5.7%)
	Citibank NA	2.490%	2/4/19	346,500	346,500
	Citibank NA	2.510%	3/15/19	593,500	593,500
	Citibank NA	2.870%	5/21/19	480,000	480,000
[4]	HSBC Bank USA NA	2.554%	12/4/18	148,250	148,250
[4]	HSBC Bank USA NA	2.654%	12/4/18	264,750	264,750
[4]	HSBC Bank USA NA	2.470%	12/21/18	50,000	50,000
[4]	HSBC Bank USA NA	2.459%	1/2/19	265,250	265,250
[4]	State Street Bank & Trust Co.	2.553%	12/18/18	297,000	297,000
[4]	State Street Bank & Trust Co.	2.607%	1/2/19	596,000	596,000
[4]	US Bank National Assn.	2.580%	12/21/18	365,000	365,000
[4]	US Bank National Assn.	2.595%	12/24/18	635,000	635,000
	Wells Fargo Bank NA	2.400%	12/3/18	249,000	249,000
[4]	Wells Fargo Bank NA	2.468%	12/6/18	525,000	525,000
[4]	Wells Fargo Bank NA	2.507%	12/17/18	500,000	500,000
[4]	Wells Fargo Bank NA	2.575%	1/2/19	515,000	515,000
[4]	Wells Fargo Bank NA	2.575%	1/2/19	135,000	135,000
[4]	Wells Fargo Bank NA	2.464%	1/3/19	500,000	500,000
					6,465,250
Eurodollar Certificates of Deposit (0.1%)
	National Australia Bank Ltd.	2.400%	2/28/19	101,000	100,921

Yankee Certificates of Deposit (28.6%)
[4]	Australia & New Zealand Banking Group, Ltd. (New York Branch)	2.582%	12/17/18	33,500	33,500
[4]	Australia & New Zealand Banking Group, Ltd. (New York Branch)	2.612%	12/17/18	101,000	101,000

[4]	Australia & New Zealand Banking Group, Ltd. (New York Branch)	2.582%	12/19/18	66,000	66,000
[4]	Bank of Montreal (Chicago Branch)	2.484%	12/4/18	160,000	160,000
[4]	Bank of Montreal (Chicago Branch)	2.564%	12/4/18	150,000	150,000
[4]	Bank of Montreal (Chicago Branch)	2.466%	12/7/18	360,000	360,000
[4]	Bank of Montreal (Chicago Branch)	2.616%	12/7/18	195,000	195,000
[4]	Bank of Montreal (Chicago Branch)	2.495%	12/10/18	170,000	170,000
[4]	Bank of Montreal (Chicago Branch)	2.554%	12/12/18	350,000	350,000
[4]	Bank of Montreal (Chicago Branch)	2.473%	12/17/18	400,000	400,000
	Bank of Montreal (Chicago Branch)	2.380%	12/21/18	158,000	158,000
[4]	Bank of Montreal (Chicago Branch)	2.549%	1/2/19	300,000	300,000
[4]	Bank of Montreal (Chicago Branch)	2.549%	1/2/19	170,000	170,000
[4]	Bank of Montreal (Chicago Branch)	2.557%	1/2/19	275,000	275,000
	Bank of Montreal (Chicago Branch)	2.440%	1/25/19	130,000	130,000
[4]	Bank of Nova Scotia (Houston Branch)	2.464%	12/10/18	165,750	165,750
[4]	Bank of Nova Scotia (Houston Branch)	2.605%	12/27/18	159,000	159,000
[4]	Canadian Imperial Bank of Commerce (New York Branch)	2.554%	12/5/18	175,000	175,000
[4]	Canadian Imperial Bank of Commerce (New York Branch)	2.474%	12/10/18	500,000	500,000
[4]	Commonwealth Bank of Australia (New York Branch)	2.446%	12/7/18	66,250	66,250
[4]	Commonwealth Bank of Australia (New York Branch)	2.455%	12/10/18	66,200	66,200
[4]	Commonwealth Bank of Australia (New York Branch)	2.457%	12/10/18	99,000	99,000
[4]	Commonwealth Bank of Australia (New York Branch)	2.457%	12/10/18	49,500	49,500
[4]	Commonwealth Bank of Australia (New York Branch)	2.437%	12/17/18	99,000	99,000
[4]	Commonwealth Bank of Australia (New York Branch)	2.582%	12/18/18	100,000	100,000
[4]	Commonwealth Bank of Australia (New York Branch)	2.535%	12/24/18	128,000	128,000
[4]	Cooperatieve Rabobank UA	2.580%	12/17/18	269,000	269,000
[4]	Cooperatieve Rabobank UA	2.553%	12/20/18	166,000	166,000
[4]	Cooperatieve Rabobank UA	2.617%	12/28/18	67,000	67,000
[4]	Cooperatieve Rabobank UA	2.579%	1/2/19	135,000	135,000
	Credit Suisse AG (New York Branch)	2.790%	3/4/19	476,000	476,000
	Credit Suisse AG (New York Branch)	2.790%	3/5/19	524,000	524,000
	DNB Bank ASA (New York Branch)	2.200%	12/4/18	600,000	600,000
[4]	DNB Bank ASA (New York Branch)	2.434%	12/11/18	500,000	500,000
[4]	DNB Bank ASA (New York Branch)	2.492%	12/18/18	440,000	440,000
[4]	DNB Bank ASA (New York Branch)	2.485%	12/24/18	550,000	550,000
	KBC Bank NV (New York Branch)	2.200%	12/3/18	2,272,000	2,272,000
	MUFG Bank Ltd. (New York Branch)	2.320%	12/10/18	30,000	30,000
	MUFG Bank Ltd. (New York Branch)	2.320%	12/19/18	30,000	30,000
	MUFG Bank Ltd. (New York Branch)	2.330%	12/20/18	170,000	170,000
	MUFG Bank Ltd. (New York Branch)	2.650%	2/22/19	400,000	400,000
	MUFG Bank Ltd. (New York Branch)	2.650%	2/25/19	200,000	200,000
	MUFG Bank Ltd. (New York Branch)	2.720%	3/13/19	445,000	445,000
	MUFG Bank Ltd. (New York Branch)	2.720%	3/18/19	200,000	200,000
	MUFG Bank Ltd. (New York Branch)	2.720%	3/21/19	155,000	155,000
	MUFG Bank Ltd. (New York Branch)	2.765%	4/1/19	495,000	495,000
	Natixis (New York Branch)	2.200%	12/3/18	2,272,000	2,272,000
	Nordea Bank AB (New York Branch)	2.390%	12/7/18	495,000	495,000
[4]	Nordea Bank AB (New York Branch)	2.484%	12/12/18	371,000	370,990

[4]	Nordea Bank AB (New York Branch)	2.484%	12/13/18	100,000	99,997
[4]	Nordea Bank AB (New York Branch)	2.473%	12/17/18	750,000	749,982
[4]	Nordea Bank AB (New York Branch)	2.477%	12/17/18	48,500	48,500
[4]	Nordea Bank AB (New York Branch)	2.495%	12/26/18	454,250	454,250
[4]	Nordea Bank AB (New York Branch)	2.449%	1/2/19	450,000	450,000
	Nordea Bank AB (New York Branch)	2.700%	2/28/19	250,000	250,000
	Nordea Bank AB (New York Branch)	2.860%	6/3/19	495,000	495,000
[4]	Royal Bank of Canada (New York Branch)	2.534%	12/4/18	500,000	500,000
[4]	Royal Bank of Canada (New York Branch)	2.554%	12/5/18	400,000	400,000
[4]	Royal Bank of Canada (New York Branch)	2.566%	12/7/18	400,000	400,000
[4]	Royal Bank of Canada (New York Branch)	2.524%	12/11/18	420,000	420,000
[4]	Royal Bank of Canada (New York Branch)	2.554%	12/11/18	495,000	495,000
[4]	Royal Bank of Canada (New York Branch)	2.555%	12/24/18	150,000	150,000
[4]	Royal Bank of Canada (New York Branch)	2.449%	1/2/19	270,000	270,000
[4]	Skandinaviska Enskilda Banken AB (New York Branch)	2.436%	12/7/18	111,800	111,799
[4]	Skandinaviska Enskilda Banken AB (New York Branch)	2.457%	12/10/18	100,000	100,000
[4]	Skandinaviska Enskilda Banken AB (New York Branch)	2.465%	12/10/18	495,000	495,000
[4]	Skandinaviska Enskilda Banken AB (New York Branch)	2.575%	12/10/18	300,000	299,992
[4]	Skandinaviska Enskilda Banken AB (New York Branch)	2.474%	12/12/18	41,000	40,987
[4]	Skandinaviska Enskilda Banken AB (New York Branch)	2.494%	12/13/18	990,000	990,000
[4]	Skandinaviska Enskilda Banken AB (New York Branch)	2.574%	12/13/18	350,000	350,000
[4]	Skandinaviska Enskilda Banken AB (New York Branch)	2.446%	12/17/18	131,000	131,000
[4]	Skandinaviska Enskilda Banken AB (New York Branch)	2.423%	12/18/18	65,250	65,250
[4]	Skandinaviska Enskilda Banken AB (New York Branch)	2.629%	1/2/19	250,000	249,993
[4]	Sumitomo Mitsui Banking Corp. (New York Branch)	2.434%	12/10/18	390,000	390,000
[4]	Sumitomo Mitsui Banking Corp. (New York Branch)	2.437%	12/10/18	350,000	350,000
[4]	Sumitomo Mitsui Banking Corp. (New York Branch)	2.434%	12/13/18	229,000	229,000
[4]	Sumitomo Mitsui Banking Corp. (New York Branch)	2.503%	12/19/18	400,000	400,000
[4]	Svenska HandelsBanken AB (New York Branch)	2.464%	12/5/18	400,000	400,000
[4]	Svenska HandelsBanken AB (New York Branch)	2.618%	12/6/18	310,000	310,000
[4]	Svenska HandelsBanken AB (New York Branch)	2.604%	12/13/18	340,000	340,000
[4]	Svenska HandelsBanken AB (New York Branch)	2.639%	12/13/18	650,000	650,000
[4]	Svenska HandelsBanken AB (New York Branch)	2.473%	12/18/18	267,000	267,000
[4]	Svenska HandelsBanken AB (New York Branch)	2.471%	12/20/18	100,000	100,000
[4]	Svenska HandelsBanken AB (New York Branch)	2.605%	12/27/18	173,000	173,000
[4]	Svenska HandelsBanken AB (New York Branch)	2.507%	12/28/18	530,000	530,000
[4]	Svenska HandelsBanken AB (New York Branch)	2.449%	1/2/19	400,000	400,000
	Swedbank AB (New York Branch)	2.200%	12/4/18	600,000	600,000
	Swedbank AB (New York Branch)	2.200%	12/5/18	619,000	619,000
[4]	Swedbank AB (New York Branch)	2.504%	12/11/18	496,000	496,000
[4]	Swedbank AB (New York Branch)	2.514%	12/12/18	100,000	100,000
[4]	Swedbank AB (New York Branch)	2.486%	12/17/18	500,000	500,000
[4]	Swedbank AB (New York Branch)	2.560%	12/21/18	140,000	140,000

[4]	Swedbank AB (New York Branch)	2.605%	12/27/18	215,000	215,000
	Toronto-Dominion Bank (New York Branch)	2.500%	1/7/19	520,000	520,000
	Toronto-Dominion Bank (New York Branch)	2.840%	5/22/19	70,000	70,000
[4]	Westpac Banking Corp. (New York Branch)	2.544%	12/10/18	62,000	61,991
[4]	Westpac Banking Corp. (New York Branch)	2.564%	12/13/18	234,000	234,000
[4]	Westpac Banking Corp. (New York Branch)	2.557%	12/14/18	500,000	500,000
[4,5]	Westpac Banking Corp. (New York Branch)	2.511%	12/20/18	25,000	24,999
					32,524,930
Total Certificates of Deposit (Cost $39,091,101)					39,091,101
Other Notes (1.1%)
[4]	Bank of America NA	2.464%	12/4/18	165,250	165,250
[4]	Bank of America NA	2.599%	12/4/18	201,000	201,000
[4]	Bank of America NA	2.476%	12/7/18	198,000	198,000
[4]	Bank of America NA	2.477%	12/10/18	148,500	148,500
[4]	Bank of America NA	2.579%	12/10/18	201,000	201,000
[4]	Bank of America NA	2.494%	12/11/18	170,000	170,000
[4]	Bank of America NA	2.567%	12/17/18	134,500	134,500
[4]	Bank of America NA	2.549%	1/2/19	52,500	52,516
Total Other Notes (Cost $1,270,766)					1,270,766
Taxable Municipal Bonds (0.0%)
[6]	Greene County GA Development Authority Revenue VRDO	2.260%	12/3/18	6,250	6,250
[6]	New York State Housing Finance Agency Housing Revenue VRDO	2.270%	12/3/18	18,400	18,400
Total Taxable Municipal Bonds (Cost $24,650)					24,650
Total Investments (99.9%) (Cost $113,702,832)					113,702,832
Other Assets and Liabilities-Net (0.1%)					137,472
Net Assets (100%)					113,840,304

1     Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2     The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

3     Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.”  At November 30, 2018, the aggregate value of these securities was $29,839,939,000, representing 26.2% of net assets.

4     Adjustable-rate security based upon 1-month USD LIBOR plus spread.

5     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $2,399,136,000, representing 2.1% of net assets.

6     Scheduled principal and interest payments are guaranteed by bank letter of credit.

VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Prime Money Market Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (81.6%)
[2]	Fannie Mae Discount Notes	2.334%	1/16/19	120,000	119,644
[2]	Fannie Mae Discount Notes	2.344%	1/30/19	19,017	18,943
[2]	Fannie Mae Discount Notes	2.393%	2/6/19	64,373	64,088
[2]	Fannie Mae Discount Notes	2.384%–2.404%	2/13/19	115,000	114,438
[2]	Fannie Mae Discount Notes	2.377%–2.379%	2/20/19	83,333	82,890
[3]	Federal Home Loan Bank Discount Notes	2.086%–2.169%	12/3/18	564,055	563,988
[3]	Federal Home Loan Bank Discount Notes	2.161%–2.192%	12/5/18	1,120,824	1,120,554
[3]	Federal Home Loan Bank Discount Notes	2.200%	12/6/18	1,400,000	1,399,573
[3]	Federal Home Loan Bank Discount Notes	2.161%–2.202%	12/7/18	858,423	858,110
[3]	Federal Home Loan Bank Discount Notes	2.278%	12/12/18	10,100	10,093
[3]	Federal Home Loan Bank Discount Notes	2.193%–2.199%	12/14/18	600,319	599,843
[3]	Federal Home Loan Bank Discount Notes	2.190%	12/18/18	250,000	249,743
[3]	Federal Home Loan Bank Discount Notes	2.120%–2.307%	12/21/18	1,354,500	1,352,865
[3]	Federal Home Loan Bank Discount Notes	2.125%	12/24/18	120,000	119,838
[3]	Federal Home Loan Bank Discount Notes	2.242%–2.287%	12/26/18	40,436	40,373
[3]	Federal Home Loan Bank Discount Notes	2.258%	12/28/18	259,000	258,563
[3]	Federal Home Loan Bank Discount Notes	2.288%–2.338%	1/2/19	28,600	28,542
[3]	Federal Home Loan Bank Discount Notes	2.329%	1/4/19	5,300	5,288
[3]	Federal Home Loan Bank Discount Notes	2.378%–2.397%	1/9/19	19,139	19,090
[3]	Federal Home Loan Bank Discount Notes	2.397%	1/10/19	3,380	3,371
[3]	Federal Home Loan Bank Discount Notes	2.310%–2.313%	1/11/19	571,600	570,101
[3]	Federal Home Loan Bank Discount Notes	2.408%	1/16/19	4,000	3,988
[3]	Federal Home Loan Bank Discount Notes	2.338%	1/18/19	500,000	498,447
[3]	Federal Home Loan Bank Discount Notes	2.353%	1/22/19	250,000	249,153
[3]	Federal Home Loan Bank Discount Notes	2.365%	1/25/19	1,132,800	1,128,723
[3]	Federal Home Loan Bank Discount Notes	2.298%	2/6/19	132,200	131,639
[3]	Federal Home Loan Bank Discount Notes	2.371%	2/8/19	540,000	537,560
[3]	Federal Home Loan Bank Discount Notes	2.320%	2/15/19	250,000	248,786
[3]	Federal Home Loan Bank Discount Notes	2.320%	2/19/19	204,270	203,226
[3]	Federal Home Loan Bank Discount Notes	2.330%	2/20/19	215,000	213,883
[3]	Federal Home Loan Bank Discount Notes	2.369%	2/22/19	50,000	49,729
[3]	Federal Home Loan Bank Discount Notes	2.369%	2/25/19	500,000	497,193
[3]	Federal Home Loan Bank Discount Notes	2.369%	2/28/19	100,000	99,419
[3]	Federal Home Loan Bank Discount Notes	2.375%	3/6/19	260,000	258,384
[3]	Federal Home Loan Bank Discount Notes	2.375%–2.380%	3/7/19	900,000	894,343
[3]	Federal Home Loan Bank Discount Notes	2.381%	3/14/19	500,000	496,624
[3]	Federal Home Loan Bank Discount Notes	2.381%	3/15/19	510,000	506,523
[3]	Federal Home Loan Bank Discount Notes	2.421%	3/26/19	250,000	248,083
[3]	Federal Home Loan Bank Discount Notes	2.420%–2.421%	3/27/19	1,250,000	1,240,333
[3,4]	Federal Home Loan Banks	2.174%	12/3/18	789,900	789,900
[3,4]	Federal Home Loan Banks	2.209%	12/14/18	220,000	220,001
[3,4]	Federal Home Loan Banks	2.277%	3/28/19	250,000	250,000
[3,4]	Federal Home Loan Banks	2.179%	4/1/19	250,000	250,000
[3,4]	Federal Home Loan Banks	2.179%	4/1/19	250,000	250,000
[3,4]	Federal Home Loan Banks	2.179%	4/1/19	450,000	450,000
[3,4]	Federal Home Loan Banks	2.200%	4/26/19	1,000,000	1,000,000
[3,4]	Federal Home Loan Banks	2.184%	5/1/19	250,000	250,000
[3,5]	Federal Home Loan Banks	2.517%	5/24/19	380,000	380,248
[3,4]	Federal Home Loan Banks	2.198%	7/19/19	177,515	177,478
[3,4]	Federal Home Loan Banks	2.223%	7/19/19	750,000	750,000

[3,4]	Federal Home Loan Banks	2.210%	7/26/19	88,000	88,000
[3,4]	Federal Home Loan Banks	2.210%	7/26/19	375,000	375,000
[3,4]	Federal Home Loan Banks	2.210%	7/26/19	450,000	450,000
[3,4]	Federal Home Loan Banks	2.194%	8/1/19	250,000	250,000
[3,4]	Federal Home Loan Banks	2.256%	8/7/19	25,000	25,004
[3,4]	Federal Home Loan Banks	2.237%	8/9/19	900,000	900,000
[3,4]	Federal Home Loan Banks	2.277%	9/19/19	500,000	500,000
[3,4]	Federal Home Loan Banks	2.277%	9/23/19	1,000,000	1,000,000
[3,4]	Federal Home Loan Banks	2.199%	11/1/19	500,000	500,000
[3,4]	Federal Home Loan Banks	2.214%	11/4/19	250,000	250,000
[3,4]	Federal Home Loan Banks	2.216%	11/7/19	250,000	250,000
[3,4]	Federal Home Loan Banks	2.216%	11/7/19	250,000	250,000
[3,4]	Federal Home Loan Banks	2.250%	1/21/20	1,000,000	1,000,000
[3,4]	Federal Home Loan Banks	2.276%	4/20/20	750,000	750,000
[2,4]	Federal Home Loan Mortgage Corp.	2.196%	12/7/18	1,500,000	1,500,000
[2,4]	Federal Home Loan Mortgage Corp.	2.205%	1/30/19	1,000,000	1,000,000
[2,4]	Federal Home Loan Mortgage Corp.	2.237%	6/28/19	250,000	250,029
[2,4]	Federal Home Loan Mortgage Corp.	2.214%	7/5/19	250,000	250,035
[2,4]	Federal Home Loan Mortgage Corp.	2.217%	8/8/19	1,000,000	1,000,000
[2,4]	Federal Home Loan Mortgage Corp.	2.218%	8/12/19	1,000,000	1,000,000
[2]	Freddie Mac Discount Notes	2.162%–2.200%	12/19/18	130,000	129,860
[2]	Freddie Mac Discount Notes	2.212%	12/24/18	50,000	49,930
[2]	Freddie Mac Discount Notes	2.233%	1/3/19	200,000	199,593
[2]	Freddie Mac Discount Notes	2.339%–2.389%	1/18/19	28,306	28,217
[2]	Freddie Mac Discount Notes	2.378%	3/20/19	700,000	695,009
	United States Treasury Bill	2.106%	12/6/18	871,990	871,736
	United States Treasury Bill	2.097%–2.148%	12/13/18	2,866,000	2,864,003
	United States Treasury Bill	2.187%–2.192%	12/18/18	900,000	899,072
	United States Treasury Bill	2.136%	12/20/18	972,891	971,800
	United States Treasury Bill	2.217%–2.266%	12/26/18	1,300,000	1,297,976
	United States Treasury Bill	2.293%	1/8/19	1,000,000	997,588
	United States Treasury Bill	2.308%	1/15/19	446,550	445,266
	United States Treasury Bill	2.283%–2.286%	1/17/19	1,000,000	997,035
	United States Treasury Bill	2.163%–2.313%	1/24/19	3,750,000	3,737,242
	United States Treasury Bill	2.184%–2.319%	1/31/19	3,500,000	3,486,821
	United States Treasury Bill	2.204%–2.334%	2/7/19	4,000,000	3,983,132
	United States Treasury Bill	2.204%–2.354%	2/14/19	4,500,000	4,479,062
	United States Treasury Bill	2.209%–2.359%	2/21/19	6,850,000	6,814,188
	United States Treasury Bill	2.384%	2/28/19	4,500,000	4,473,634
	United States Treasury Bill	2.266%	3/7/19	1,000,000	994,027
	United States Treasury Bill	2.291%	3/14/19	2,500,000	2,483,799
	United States Treasury Bill	2.317%–2.339%	3/21/19	2,801,000	2,781,351
	United States Treasury Bill	2.348%	3/28/19	2,000,000	1,984,920
	United States Treasury Bill	2.409%	4/11/19	600,000	594,804
	United States Treasury Bill	2.445%	4/18/19	1,500,000	1,486,114
	United States Treasury Bill	2.455%	4/25/19	1,000,000	990,233
	United States Treasury Bill	2.460%	5/2/19	2,000,000	1,979,480
	United States Treasury Bill	2.481%	5/9/19	3,000,000	2,967,537
	United States Treasury Bill	2.496%	5/16/19	2,500,000	2,471,584
	United States Treasury Bill	2.506%	5/30/19	1,000,000	987,625
	United States Treasury Note/Bond	2.750%	2/15/19	350,000	350,228
Total U.S. Government and Agency Obligations (Cost $88,954,535)					88,954,535

Repurchase Agreements (18.3%)
Bank of Montreal (Dated 11/8/18, Repurchase Value $301,102,000, collateralized by Treasury Inflation Indexed Note/Bond 1.000%-1.750%, 1/15/20-2/15/46, U.S. Treasury Bill 0.000%, 12/6/18-7/18/19, and U.S. Treasury Note/Bond 1.000%-5.250%, 12/31/18-8/15/48, with a value of $306,000,000)	2.320%	1/4/19	300,000	300,000
Bank of Montreal (Dated 11/9/18, Repurchase Value $501,901,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-2.500%, 1/15/19-2/15/48, U.S. Treasury Bill 0.000%, 12/6/18-9/12/19, and U.S. Treasury Note/Bond 1.125%-3.625%, 1/15/19-11/15/47, with a value of $510,000,000)	2.320%	1/7/19	500,000	500,000
Bank of Montreal (Dated 11/13/18, Repurchase Value $602,301,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-1.875%, 7/15/19-2/15/48, U.S. Treasury Bill 0.000%, 12/6/18-9/12/19, and U.S. Treasury Note/Bond 0.875%-3.875%, 3/31/19-11/15/48, with a value of $612,000,000)	2.340%	1/11/19	600,000	600,000
Bank of Montreal (Dated 11/14/18, Repurchase Value $351,302,000, collateralized by Treasury Inflation Indexed Note/Bond 1.000%-2.125%, 1/15/19-2/15/46, U.S. Treasury Bill 0.000%, 12/6/18-9/12/19, and U.S. Treasury Note/Bond 1.375%-4.625%, 4/30/19-2/15/48, with a value of $357,000,000)	2.350%	1/10/19	350,000	350,000
Bank of Nova Scotia (Dated 11/30/18, Repurchase Value $2,000,380,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-3.375%, 4/15/19-2/15/46, and U.S. Treasury Note/Bond 1.000%-8.500%, 12/31/18-5/15/47, with a value of $2,040,000,000)	2.280%	12/3/18	2,000,000	2,000,000
Canadian Imperial Bank of Commerce (Dated 11/30/18, Repurchase Value $500,219,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-2.375%, 4/15/21-1/15/28, and U.S. Treasury Note/Bond 1.375%-3.625%, 4/30/20-2/15/48, with a value of $510,000,000)	2.250%	12/7/18	500,000	500,000

Canadian Imperial Bank of Commerce (Dated 11/7/18, Repurchase Value $501,861,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-2.375%, 4/15/20-2/15/48, and U.S. Treasury Note/Bond 1.375%-3.750%, 11/30/19-2/15/48, with a value of $510,000,000)	2.310%	1/4/19	500,000	500,000
Canadian Imperial Bank of Commerce (Dated 11/9/18, Repurchase Value $501,901,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%, 4/15/21, and U.S. Treasury Note/Bond 1.375%-3.625%, 5/15/19-2/15/48, with a value of $510,000,000)	2.320%	1/7/19	500,000	500,000
Canadian Imperial Bank of Commerce (Dated 11/8/18, Repurchase Value $803,093,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-2.375%, 4/15/21-1/15/25, and U.S. Treasury Note/Bond 1.375%-3.625%, 11/30/19-2/15/48, with a value of $816,000,000)	2.320%	1/7/19	800,000	800,000
Canadian Imperial Bank of Commerce (Dated 11/13/18, Repurchase Value $501,877,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-2.375%, 4/15/21-1/15/25, and U.S. Treasury Note/Bond 1.875%-3.750%, 8/31/20-2/15/48, with a value of $510,000,000)	2.330%	1/10/19	500,000	500,000
Credit Agricole Corporate & Investment Bank NY Branch (Dated 11/26/18, Repurchase Value $1,200,516,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%, 7/15/21, and U.S. Treasury Note/Bond 0.750%-2.875%, 8/15/19-11/15/46, with a value of $1,224,000,000)	2.210%	12/3/18	1,200,000	1,200,000
Credit Agricole Corporate & Investment Bank NY Branch (Dated 11/30/18, Repurchase Value $2,801,230,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%, 4/15/23, U.S. Treasury Note/Bond 2.000%-4.375%, 11/30/22-8/15/48, and cash, with a value of $2,853,121,000)	2.260%	12/7/18	2,800,000	2,800,000
Goldman Sachs & Co. (Dated 11/28/18, Repurchase Value $650,279,000, collateralized by Treasury Inflation Indexed Note/Bond 0.375%-3.375%, 7/15/27-2/15/43, with a value of $663,000,000)	2.210%	12/6/18	650,000	650,000

Goldman Sachs & Co. (Dated 11/29/18, Repurchase Value $250,108,000, collateralized by Treasury Inflation Indexed Note/Bond 0.750%-3.375%, 1/15/29-2/15/45, with a value of $255,000,000)	2.220%	12/6/18	250,000	250,000
Goldman Sachs & Co. (Dated 11/30/18, Repurchase Value $1,750,769,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-2.375%, 1/15/26-7/15/28, with a value of $1,785,000,000)	2.260%	12/7/18	1,750,000	1,750,000
JP Morgan Securities LLC (Dated 11/30/18, Repurchase Value $1,000,189,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%, 7/15/26, and U.S. Treasury Note/Bond 1.625%-2.750%, 5/15/26-2/15/46, with a value of $1,020,000,000)	2.270%	12/3/18	1,000,000	1,000,000
Mizuho Securities (USA) Inc. (Dated 11/30/18, Repurchase Value $250,048,000, collateralized by U.S. Treasury Bill 0.000%, 5/30/19-6/20/19, and U.S. Treasury Note/Bond 1.125%-2.750%, 12/31/19-2/15/28, with a value of $255,000,000)	2.280%	12/3/18	250,000	250,000
Mizuho Securities (USA) Inc. (Dated 11/27/18, Repurchase Value $250,107,000, collateralized by Treasury Inflation Indexed Note/Bond 0.375%, 1/15/27, U.S. Treasury Bill 0.000%, 4/11/19-5/23/19, and U.S. Treasury Note/Bond 0.750%-2.875%, 8/15/19-5/15/28, with a value of $255,000,000)	2.210%	12/4/18	250,000	250,000
RBC Capital Markets LLC (Dated 11/27/18, Repurchase Value $1,100,473,000, collateralized by Treasury Inflation Indexed Note/Bond 0.375%-3.875%, 7/15/20-2/15/48, and U.S. Treasury Note/Bond 1.625%-4.500%, 7/31/20-5/15/48, with a value of $1,122,000,000)	2.210%	12/4/18	1,100,000	1,100,000
RBC Capital Markets LLC (Dated 11/9/18, Repurchase Value $501,925,000, collateralized by Treasury Inflation Indexed Note/Bond 0.375%-1.375%, 1/15/20-7/15/25, and U.S. Treasury Note/Bond 1.375%-2.750%, 11/30/20-2/15/27, with a value of $510,000,000)	2.310%	1/8/19	500,000	500,000

RBC Capital Markets LLC (Dated 11/16/18, Repurchase Value $1,857,308,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-3.875%, 7/15/19-2/15/41, and U.S. Treasury Note/Bond 1.125%-7.625%, 2/28/19-5/15/48, with a value of $1,887,000,000)	2.370%	1/15/19	1,850,000	1,850,000
RBC Capital Markets LLC (Dated 11/27/18, Repurchase Value $1,104,309,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-3.875%, 1/15/21-2/15/48, and U.S. Treasury Note/Bond 1.375%-3.125%, 12/31/19-2/15/43, with a value of $1,122,000,000)	2.390%	1/25/19	1,100,000	1,100,000
RBC Dominion Securities Inc. (Dated 11/27/18, Repurchase Value $450,193,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-0.750%, 4/15/20-2/15/45, and U.S. Treasury Note/Bond 1.250%-4.250%, 9/30/19-11/15/47, with a value of $459,000,000)	2.210%	12/4/18	450,000	450,000
TD Securities (USA) LLC (Dated 11/28/18, Repurchase Value $200,087,000, collateralized by Federal Home Loan Mortgage Corp. 3.500%, 2/1/48, and Federal National Mortgage Assn. 4.000%, 3/1/31, with a value of $206,000,000)	2.240%	12/6/18	200,000	200,000
Total Repurchase Agreements (Cost $19,900,000)				19,900,000
Total Investments (99.9%) (Cost $108,854,535)				108,854,535
Other Assets and Liabilities-Net (0.1%)				93,891
Net Assets (100%)				108,948,426

1     Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2     The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3     The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

4     Adjustable-rate security based upon 1-month USD LIBOR plus spread.

5     Adjustable-rate security based upon 3-month USD LIBOR plus spread.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the

Federal Money Market Fund

market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2019

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 22, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.